Share based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs and outputs is as follows:

Date	SARs Awarded	Exercise Price	Vesting Period	Monte Carlo Simulation Inputs				Weighted Average Fair Value @grant date	Average Expected Exercise Life
				Grant Price	Dividend Yield	Risk- free rate of Return	Expected Volatility
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 – 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs
01-Jun-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs

Movement of shares
The movement for the year ended 31 December, 2015 is set forth below:

	No. of Units	Weighted average exerciseprice
Balance as at January 1, 2015	1,105,838	$13.99
SARs granted during the year	37,797	$10.25
SARs exercised/converted/expired during the year	—	—
SARs forfeited during the year	(1,579)	$10.25
Balance as at December 31, 2015 (none of which are exercisable or convertible)	1,142,056	$13.87

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2018 is set forth below:
Period	TOTAL
2016	1,027,447
2017	333,360
2018	106,198
1,467,005